Segment Information - Summary of revenue and assets by geographical area wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	R$ 36,921,980	R$ 14,444,690	R$ 13,397,419
Non-current assets	42,182,777	11,754,455	8,923,790
Natura &Co LATAM
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	20,542,345	9,113,856	8,540,167
Non-current assets	20,228,016	4,574,087	3,992,000
Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	9,097,375
Non-current assets	12,486,733
TBS International
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	5,332,922	4,028,660	3,795,721
Non-current assets	7,821,884	6,146,960	4,518,655
Aesop International [member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	1,949,338	1,302,174	1,061,531
Non-current assets	1,395,628	1,033,408	413,136
Asia [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	2,929,063	782,940	666,154
Non-current assets	768,878	368,430
North America [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	5,120,953	1,750,957	919,826
Non-current assets	5,939,728	981,673
Mexico [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	3,205,609	767,361	616,883
Non-current assets	3,263,833	183,250
Other [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	1,915,344	983,596	302,943
Non-current assets	2,675,895	798,423
South America [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	16,484,363	8,340,025	8,534,263
Non-current assets	14,810,020	4,378,675
Brazil [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	11,113,810	6,324,227	6,082,896
Non-current assets	12,159,245	4,197,258
Argentina [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	1,999,461	794,749	711,425
Non-current assets	1,041,392	63,050
Other [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	3,371,092	1,221,049	1,739,942
Non-current assets	1,609,383	118,367
Europe [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	11,580,586	2,909,968	2,660,243
Non-current assets	19,615,198	5,306,111
United Kingdom [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	4,117,699	2,115,385	1,877,475
Non-current assets	17,059,017	4,678,139
Other [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	7,462,887	794,583	782,768
Non-current assets	2,556,181	627,972
Oceania [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	807,015	660,800	R$ 616,933
Non-current assets	R$ 1,048,952	R$ 719,566